07.31 Fidelity Managed Retirement Funds Retail Combo PRO-07 | Fidelity Managed Retirement 2005 Fund

Supplement to the
Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠ and Fidelity Managed Retirement 2025 Fund℠
September 29, 2018
Prospectus

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Managed Retirement 2005 Fund}	07.31 Fidelity Managed Retirement Funds Retail Combo PRO-07 Fidelity Managed Retirement 2005 Fund Fidelity Managed Retirement 2005 Fund
Management fee	0.45%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.45%	[1]
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity Managed Retirement 2005 Fund}	07.31 Fidelity Managed Retirement Funds Retail Combo PRO-07 Fidelity Managed Retirement 2005 Fund Fidelity Managed Retirement 2005 Fund USD ($)
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Managed Retirement Income Fund℠, approximately 10 to 20 years after the year 2005. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. The Adviser has begun transitioning fund assets based on a revised asset allocation strategy for the fund that is expected to be completed by mid-2020, as illustrated in the following chart.
  The Adviser may use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.